Financial Risks - Summary of Exposures of Derivatives (Detail) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Nominal Value	€ 171,399
GBP LIBOR [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Nominal Value	0
USD LIBOR [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Nominal Value	54,232
Euribor [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Nominal Value	113,593
Fed Funds [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Nominal Value	€ 3,574